RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE C - RELATED PARTY TRANSACTIONS

Sanovas

The Company is related to Sanovas through common ownership and management. Sanovas Opthalmology is a majority owned subsidiary of Sanovas and Jerry Katzman, the Company’s Chief Executive Officer and a director is manager of Sanovas Ophthalmology and in such capacity has the right to vote and dispose of the securities held by such entity.

Commencing in 2019, Sanovas began paying expenses on behalf of the Company, and began allocating a portion of salaries and infrastructure costs to the Company and other entities where Sanovas was performing shared services. Included in such allocated costs is approximately $32,000 and 191,000 in costs related to an officer and consultant to the Company in the three months ending March 31, 2022 and 2021, respectively.

The following summarizes the transactions between the Company and Sanovas for the three months March 31, 2022 and December 31, 2021:

	Three Months Ended
	March 31,	December 31,
	2022	2021

Balance due from Sanovas – beginning of period	$142,721	$164,233

Costs paid by Sanovas on the Company’s behalf	21,659	33,563
Costs of Sanovas allocated to the Company	75,672	53,357
Proceeds from (repayment of) costs charged by Sanovas to the Company, net	113,380	(108,432)

Balance due to Sanovas - end of period	$353,432	$142,721

See Note H for the May 2022 settlement of the amounts due to Sanovas.

Sublicense

On June 24, 2021, the Company entered into a sublicense agreement (“Sublicense Agreement”) with Sanovas Ophthalmology pursuant to which Sanovas Ophthalmology granted the Company an exclusive worldwide (“Territory”) license to certain intellectual property licensed to Sanovas Ophthalmology by Sanovas Intellectual Property LLC relating to certain technologies for eye and ocular visualization and monitoring (“Licensed IP”) for uses related to the screening, examination, diagnosis, prevention and/or treatment of any eye disease, medical condition or disorder, or any disease, medical condition or disorder affecting the eye. Pursuant to the Sublicense Agreement, commencing on the date of the first commercial sale of a Licensed Product (as defined in the Sublicense Agreement), in each country in the Territory and continuing on a country by country basis until the expiration or termination of the last Valid Claim (as defined in the Sublicense Agreement) of a licensed patent in such country (the “Royalty End Date”), the Company shall pay Sanovas Ophthalmology a royalty equal to a mid-single digit percentage of any Net Sales (as defined in the Sublicense Agreement) of any Licensed Product. The Sublicense Agreement shall continue until the Royalty End Date, unless earlier terminated pursuant to its terms. The Sublicense Agreement may be terminated by either party if the other party materially breaches the Sublicense Agreement in a manner that cannot be cured, or materially breaches the Sublicense Agreement in a manner that can be cured and such breach remains uncured for more than 30 days after the receipt by the breaching party of notice specifying the breach. Furthermore, the Company may terminate the Sublicense Agreement at any time upon 90 days written notice to Sanovas Ophthalmology.

RETINALGENIX TECHNOLOGIES INC.

NOTES TO THE CONDENSED FINANCIAL STATEMENTS

(Unaudited)

Due to officer

From time to time, an officer of the Company advances funds to the Company. There is no formal note or repayment plan for such advances. At March 31, 2022, the Company had received $33,900 pursuant to such advances.

Stockholders’ Loans Payable – See Note G

NOTE C - RELATED PARTY TRANSACTIONS

The Company is related to Sanovas through common ownership and management. Commencing in 2019, Sanovas began paying expenses on behalf of the Company, and began allocating a portion of salaries and infrastructure costs to the Company and other entities where Sanovas was performing shared services. Included in such allocated costs is approximately $621,000 and $360,000 in costs related to an officer and consultant to the Company in the years ended December 31, 2021 and 2020, respectively. The Company and Sanovas did not have specific terms of repayment. In June 2021 and July 2020, the Company issued 390,358 and 358,126 shares of common stock, respectively, to Sanovas Ophthalmology to retire the then estimated debt due from the Company.

The following summarizes the transactions between the Company and Sanovas for the years ended December 31, 2021 and 2020:

	For The Years Ended
	December 31,
	2021	2020

Balance due from Sanovas – beginning of year	$(15,069)	$-

Costs and expenses paid by Sanovas on behalf of the Company	68,073	127,967
Costs allocated to the Company by Sanovas	803,997	1,301,246
Repayment of amounts charged by Sanovas, net	(323,922)	(1,086,156)

Subtotal	548,148	343,057
Retirement of due to Sanovas through the issuance of 390,358 and 358,126 shares of common stock in 2021 and 2020, respectively, to Sanovas Ophthalmology	(390,358)	(358,126)

Balance due to (from) Sanovas - end of year	$142,721	$(15,069)

Sublicense

On June 24, 2021, the Company entered into a sublicense agreement (“Sublicense Agreement”) with Sanovas Ophthalmology pursuant to which Sanovas Ophthalmology granted the Company an exclusive worldwide (“Territory”) license to certain intellectual property licensed to Sanovas Ophthalmology by Sanovas Intellectual Property LLC relating to certain technologies for eye and ocular visualization and monitoring (“Licensed IP”) for uses related to the screening, examination, diagnosis, prevention and/or treatment of any eye disease, medical condition or disorder, or any disease, medical condition or disorder affecting the eye. Pursuant to the Sublicense Agreement, commencing on the date of the first commercial sale of a Licensed Product (as defined in the Sublicense Agreement), in each country in the Territory and continuing on a country by country basis until the expiration or termination of the last Valid Claim (as defined in the Sublicense Agreement) of a licensed patent in such country (the “Royalty End Date”), the Company shall pay Sanovas Ophthalmology a royalty equal to a mid-single digit percentage of any Net Sales (as defined in the Sublicense Agreement) of any Licensed Product. The Sublicense Agreement shall continue until the Royalty End Date, unless earlier terminated pursuant to its terms. The Sublicense Agreement may be terminated by either party if the other party materially breaches the Sublicense Agreement in a manner that cannot be cured, or materially breaches the Sublicense Agreement in a manner that can be cured and such breach remains uncured for more than 30 days after the receipt by the breaching party of notice specifying the breach. Furthermore, the Company may terminate the Sublicense Agreement at any time upon 90 days written notice to Sanovas Ophthalmology.